Income Taxes (Details 5) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Deferred tax assets and liabilities net classification
Current deferred tax assets	$ 206	$ 77
Current deferred tax liabilities	(44)	(31)
Long-term deferred tax assets	69	60
Long-term deferred tax liabilities	(81)	(92)
Net deferred tax assets	$ 150	$ 14